Financial Risk Management - Debt-equity Ratio (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about financial instruments [abstract]
Total liabilities	₩ 15,399,474	₩ 15,181,233
Total equity	₩ 18,029,195	₩ 16,116,430	₩ 15,374,096	₩ 15,248,270
Debt-equity ratios	85.41%	94.20%